Net Income per Common Share	6 Months Ended
Jun. 30, 2011
Net Income per Common Share [Abstract]
Net Income per Common Share
Net Income per Common Share

Net income per common share - basic was calculated based upon the weighted average number of common shares outstanding during the respective periods presented using the two class method of computing earnings per share.  The two class method was used as the Company has outstanding restricted stock with rights to dividend participation for unvested shares.  Net income per common share - diluted was calculated based upon the weighted average number of common shares outstanding and included the equivalent shares for dilutive options and restricted stock awards outstanding during the respective periods, including unvested options. The dilutive effect of outstanding options and restricted stock issued by the Company is reflected in net income per share - diluted using the treasury stock method.  Under the treasury stock method, options will only have a dilutive effect when the average market price of common stock during the period exceeds the exercise price of the options and restricted stock awards. The weighted average number of stock options outstanding included in the computation of diluted earnings per share was 0.3 million and 0.8 million shares for the three months ended June 30, 2011 and 2010, respectively, and 0.4 million and 0.7 million shares for the six months ended June 30, 2011 and 2010, respectively.  The weighted average number of restricted stock awards included in the computation of diluted earnings per share was 0.1 million shares for the three months ended June 30, 2011 and 2010 and 0.2 million shares for the six months ended June 30, 2011 and 2010.  The weighted average number of stock options outstanding excluded from the computation of diluted earnings per share was 0.6 million and 0.1 million shares for the three months ended June 30, 2011 and 2010, respectively, and 0.7 million and 0.5 million shares for the six months ended June 30, 2011 and 2010, respectively, due to their antidilutive effect.